[logo] PIONEER Investments(R)




April 3, 2009



VIA ELECTRONIC TRANSMISSION
---------------------------

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, DC  20549

Re:  Pioneer Series Trust I (the "Trust")
     (File Nos. 333-108472 and 811-21425)
     CIK No. 0001257951

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to the offering of Pioneer Oak Ridge Large Cap Growth Fund Class A,
B and C shares; Class R shares; and Class Y shares, and Pioneer Oak Ridge Small Cap Growth Fund Class A, B and C shares, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 11 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on March 26, 2009 (Accession
No. 0001257951-09-000008).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander

cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


      "Member of the UniCredit Banking Group, register of banking groups"